Repurchases of Common Stock	12 Months Ended
Dec. 31, 2014
Class of Stock Disclosures [Abstract]
Repurchases Of Common Stock
Note 8: Repurchases of Common Stock
Board Authorization
On January 30, 2014, our Board of Directors approved an additional stock repurchase program of up to $500.0 million of our common stock plus the cash proceeds received from the exercise of stock options by our officers, directors, and employees. The Board also authorized a tender offer for up to $350.0 million with the option to increase the tender by up to 2% of outstanding shares. The tender offer expired on March 7, 2014.
Repurchases
Repurchased shares become a part of treasury stock. The shares tendered for tax withholding on vesting of restricted stock awards do not impact the repurchase program approved by our Board. The following tables present a summary of our 2014 authorized stock repurchase balance and repurchases made during the past three years:

Dollars in thousands	Board Authorization
Authorized repurchase - as of January 1, 2014(1)	$201,291
Additional board authorization(1)	500,000
Proceeds from the exercise of stock options	3,735
Repurchase of common stock from open market	(170,582)
Repurchase from tender offer(2)	(370,789)
Authorized repurchase - as of December 31, 2014(1)	$163,655

Repurchases made in the year ended December 31,	Number of Shares Repurchased	Average Price per Share (in dollars)	Total Purchase Price (in thousands)
2014
Tender offer(2)	5,291,701	$70.07	$370,789
Open market	2,633,526	$64.77	170,582
Total 2014	7,925,227	$68.31	541,371
2013	3,306,433	$58.98	195,004
2012	2,799,115	$49.92	139,724
Total	14,030,775	$62.44	$876,099

(1)
In addition to these amounts, the repurchase program approved by our Board of Directors allows for the use of cash proceeds received from the exercise of stock options by our officers, directors, and employees.

(2)
Fees and expenses totaling $3.7 million associated with the tender offer do not impact the repurchase program approved by our Board, are excluded from the total purchase price shown here and were recorded as part of the cost of treasury stock in our Consolidated Balance Sheets.

Credit Facility Requirements
Under our Credit Facility, we are permitted to repurchase shares of our common stock without limitation, provided that we are in compliance with certain covenants required under the terms of the Credit Facility. See Note 7: Debt and Other Long-Term Liabilities for additional information about the terms of the Credit Facility.